Document And Entity Information	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	Zevia PBC
Entity Central Index Key	0001854139
Entity Emerging Growth Company	true
Entity File Number	001-40630
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2862492
Entity Address, Address Line One	15821 Ventura Blvd., Suite 135
Entity Address, City or Town	Encino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91436
City Area Code	424
Local Phone Number	343-2654
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	ZVIA
Security Exchange Name	NYSE